Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 1,233	$ 719	$ (532)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	37	41	29
Amortization of premiums and accretion of discounts associated with investments, net	(152)	(259)	(198)
(Gains) losses on investments and derivatives and from sales of businesses, net	(1,183)	(300)	1,866
(Income) loss from equity method investments, net of dividends or distributions	(23)	(39)	130
Interest credited to policyholder account balances	1,189	1,271	1,301
Universal life and investment-type product policy fees	(1,956)	(1,639)	(1,380)
Change in other securities	(1,483)	(1,199)	(597)
Change in accrued investment income	51	31	(29)
Change in premiums, reinsurance and other receivables	(1,288)	(3,284)	(2,307)
Change in deferred policy acquisition costs, net	(187)	(87)	(432)
Change in income tax recoverable (payable)	567	191	(346)
Change in other assets	1,386	1,041	449
Change in insurance-related liabilities and policy-related balances	2,307	1,952	1,648
Change in other liabilities	406	2,072	(166)
Other, net	30	3	0
Net cash provided by (used in) operating activities	934	514	(564)
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	17,348	17,748	13,076
Sales, maturities and repayments of equity securities	168	131	141
Sales, maturities and repayments of mortgage loans	993	964	444
Sales, maturities and repayments of real estate and real estate joint ventures	26	18	4
Sales, maturities and repayments of other limited partnership interests	256	123	142
Purchases of fixed maturity securities	(17,439)	(19,342)	(16,192)
Purchases of equity securities	(27)	(39)	(74)
Purchases of mortgage loans	(1,357)	(1,468)	(783)
Purchases of real estate and real estate joint ventures	(72)	(117)	(31)
Purchases of other limited partnership interests	(378)	(363)	(203)
Cash received in connection with freestanding derivatives	397	97	239
Cash paid in connection with freestanding derivatives	(478)	(155)	(449)
Issuances of loans to affiliates	(430)	0	0
Net change in policy loans	(13)	(1)	3
Net change in short-term investments	(1,347)	554	1,445
Net change in other invested assets	(12)	(190)	18
Other, net	1	0	(2)
Net cash used in investing activities	(2,364)	(2,040)	(2,222)
Cash flows from financing activities
Policyholder account balances: Deposits	20,496	24,910	20,783
Policyholder account balances: Withdrawals	(19,404)	(23,700)	(20,067)
Net change in payables for collateral under securities loaned and other transactions	(24)	934	(702)
Net change in short-term debt	0	0	(300)
Long-term debt repaid	(385)	(878)	0
Return of capital	(47)	0	0
Financing element on certain derivative instruments	129	(44)	(53)
Dividends on common stock	(517)	(330)	0
Net cash provided by (used in) financing activities	248	892	(339)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	(1)	(12)	43
Change in cash and cash equivalents	(1,183)	(646)	(3,082)
Cash and cash equivalents, beginning of year	1,928	2,574	5,656
Cash and cash equivalents, end of year	745	1,928	2,574
Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for interest	406	479	73
Net cash paid (received) during the year for income tax	(47)	122	(63)
Non-cash transactions during the year:
Real estate and real estate joint ventures acquired in satisfaction of debt	5	28	0
Long-term debt issued in exchange for certain other invested assets	$ 0	$ 45	$ 0